Consolidated Reinsurance	12 Months Ended
Dec. 31, 2011
Consolidated Reinsurance [Abstract]
Consolidated Reinsurance

MetLife, Inc.

Schedule IV

Consolidated Reinsurance

December 31, 2011, 2010 and 2009

(In millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2011
Life insurance in-force	$4,263,421	$754,781	$604,555	$4,113,195	14.7%

Insurance premium
Life insurance	$21,930	$1,670	$1,198	$21,458	5.6%
Accident and health	12,186	568	275	11,893	2.3%
Property and casualty insurance	3,069	70	11	3,010	0.4%

Total insurance premium	$37,185	$2,308	$1,484	$36,361	4.1%

2010
Life insurance in-force	$4,199,755	$742,194	$628,879	$4,086,440	15.4%

Insurance premium
Life insurance	$17,300	$1,469	$1,183	$17,014	7.0%
Accident and health	7,298	364	189	7,123	2.7%
Property and casualty insurance	2,998	69	5	2,934	0.2%

Total insurance premium	$27,596	$1,902	$1,377	$27,071	5.1%

2009
Life insurance in-force	$3,792,074	$713,992	$740,196	$3,818,278	19.4%

Insurance premium
Life insurance	$17,342	$1,813	$1,223	$16,752	7.3%
Accident and health	6,842	429	79	6,492	1.2%
Property and casualty insurance	2,981	79	11	2,913	0.4%

Total insurance premium	$27,165	$2,321	$1,313	$26,157	5.0%